INCOME TAX - Computation of actual income tax expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Computed expected income tax benefit at the PRC statutory tax rate of 25%			$ (187,286)	$ (181,068)	$ (27,170)
Effect on tax rates in different tax jurisdiction			824	5,997	(373)
Preferential tax rate impact			(423)
Tax effect of non-deductible expenses			2,474	480	110
Tax effect of R&D expenses additional deduction			(17,732)	(3,068)	(134)
Change in valuation allowance			202,586	177,715	29,784
Tax filing difference			663
Others			7	236	(364)
Actual income tax expense	$ 355	$ (18)	$ 1,113	$ 292	$ 1,853
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%